Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)	Aug. 20, 2018	Jul. 31, 2018
Estimated purchase price of membership units		$ 892,000
Percentage of outstanding membership units	70.00%
Payments to acquire business gross	$ 1,000
Maximum [Member]
Offering proceeds for research and development	$ 1,000,000
Cash [Member]
Estimated purchase price of membership units		22,000
Equity [Member]
Estimated purchase price of membership units		$ 870,000